NATIONWIDE MUTUAL FUNDS
Nationwide Bond Fund
Nationwide Enhanced Income Fund
Nationwide Government Bond Fund
Nationwide Money Market Fund
Nationwide Short Duration Bond Fund

Supplement dated March 12, 2009 to the
Prospectus dated March 2, 2009

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

1. On March 12, 2009, the Board of Trustees of the Trust accepted the resignation of Nationwide Asset Management, LLC as subadviser to the Nationwide Money Market Fund, effective April 1, 2009, and approved the appointment of Federated Investment Management Company as the Fund’s subadviser, effective April 2, 2009.

2. Effective April 2, 2009, the paragraph on page 25 of the Prospectus following “Subadvisers” that relates to Nationwide Asset Management, LLC is replaced with the following:

FEDERATED INVESTMENT MANAGEMENT COMPANY (“FEDERATED”): is the subadviser for the Nationwide Money Market Fund. Federated is located at Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779. Federated is a subsidiary of Federated Investors, Inc.

NATIONWIDE ASSET MANAGEMENT, LLC (“NWAM”): is the subadviser for the Nationwide Bond Fund and Nationwide Government Bond Fund. NWAM is located at One Nationwide Plaza, Columbus, Ohio 43215. NWAM is a wholly-owned subsidiary of Nationwide Mutual Insurance Company (“Nationwide Mutual”) and is an affiliate of the Adviser.

3. Effective April 2, 2009, information on page 26 of the Prospectus following “Portfolio Management” that relates to Nationwide Money Market Fund is deleted in its entirety. In addition, the paragraph following “Additional Information about the Portfolio Managers” is replaced with the following:

The Statement of Additional Information (“SAI”) provides additional information about each portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Fund(s) managed by the portfolio manager, if any.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR FUTURE REFERENCE

4. Shareholders of the Nationwide Money Market Fund as of April 2, 2009 will shortly receive an Information Statement as required under the Trust’s Manager of Manager’s Exemptive Order with more detailed information about Federated.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR FUTURE REFERENCE